401(k) Retirement Plan	3 Months Ended
Mar. 31, 2023
401(k) Retirement Plan
401(k) Retirement Plan
Note 15. 401(k) Retirement Plan
The Company sponsors a 401(k) defined contribution plan covering all eligible U.S. employees. Contributions to the 401(k) plan are discretionary. Effective January 1, 2022, the Company began making matching contributions to the 401(k) plan. The expense related to the matching contributions was $1.3 million for the year ended December 31, 2022. The Company did not make any matching contributions to the 401(k) plan for the years ended December 31, 2021 and 2020.